Annual Total Returns - Franklin Utilities Fund [BarChart] - Franklin Custodian Funds-31 - Franklin Utilities Fund - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	19.44%
Annual Return 2012	5.64%
Annual Return 2013	13.70%
Annual Return 2014	25.17%
Annual Return 2015	(7.39%)
Annual Return 2016	17.77%
Annual Return 2017	10.56%
Annual Return 2018	2.67%
Annual Return 2019	26.62%
Annual Return 2020	(2.00%)